FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

September 4, 2026

Filed Via EDGAR (CIK #0000912291)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: Franklin Real Estate Securities Trust (Registrant)

  File Nos. 033-69048 and 811-08034

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 25, 2026.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST

/s/Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

NJT/sk